TETON Westwood Equity Fund
Schedule of Investments—June 30, 2021 (Unaudited)
1
__________
Shares
Market
Value
COMMON STOCKS — 98 .4%
Aerospace — 2 .1%
5,325 L3Harris Technologies Inc. ............................. $ 1,150,999
Automotive — 2 .4%
22,350 General Motors Co. † ........................................ 1,322,449
Banking — 4 .3%
25,789 Bank of America Corp. .................................... 1,063,280
14,062 Western Alliance Bancorp ............................... 1,305,657
2,368,937
Business Services — 2 .2%
5,089 Visa Inc. , Cl. A .................................................. 1,189,910
Computer Software and Services — 11 .9%
11,837 Activision Blizzard Inc. ................................... 1,129,723
510 Alphabet Inc. , Cl. A † ....................................... 1,245,313
30,793 Cisco Systems Inc. ........................................... 1,632,029
15,171 Micron Technology Inc. † ................................. 1,289,232
4,491 Microsoft Corp. ................................................ 1,216,612
6,512,909
Consumer Products — 1 .8%
5,257 Mohawk Industries Inc. † ................................ 1,010,343
Diversified Industrial — 7 .6%
11,399 Eaton Corp. plc ................................................ 1,689,104
4,858 Honeywell International Inc. .......................... 1,065,602
8,195 The Middleby Corp. † ...................................... 1,419,866
4,174,572
Electronics — 2 .3%
8,513 Microchip Technology Inc. .............................. 1,274,737
Energy and Energy Services — 3 .9%
12,804 EOG Resources Inc. ......................................... 1,068,366
13,376 Valero Energy Corp. ........................................ 1,044,398
2,112,764
Energy: Integrated — 3 .9%
7,785 DTE Energy Co. ............................................... 1,008,936
15,321 NextEra Energy Inc. ........................................ 1,122,723
2,131,659
Energy: Oil — 3 .4%
7,492 Chevron Corp. ................................................. 784,712
18,076 ConocoPhillips ................................................. 1,100,828
1,885,540
Entertainment — 2 .1%
6,506 The Walt Disney Co. † ...................................... 1,143,560
Financial Services — 15 .8%
21,795 American International Group Inc. ................ 1,037,442
4,765 Berkshire Hathaway Inc. , Cl. B † ..................... 1,324,289
6,537 Capital One Financial Corp. ........................... 1,011,208
9,791 Intercontinental Exchange Inc. ....................... 1,162,192
21,948 The Charles Schwab Corp. .............................. 1,598,034
3,743 The Goldman Sachs Group Inc. ...................... 1,420,581
5,746 The PNC Financial Services Group Inc. ......... 1,096,107
8,649,853
Food and Beverage — 2 .0%
7,436 PepsiCo Inc. ...................................................... 1,101,792
Shares
Market
Value
Health Care — 10 .2%
6,825 Becton, Dickinson and Co. .............................. $ 1,659,772
6,635 Johnson & Johnson .......................................... 1,093,050
11,345 Medtronic plc ................................................... 1,408,255
3,565 UnitedHealth Group Inc. ................................ 1,427,568
5,588,645
Metals and Mining — 1 .6%
23,926 Freeport-McMoRan Inc. .................................. 887,894
Real Estate — 4 .4%
10,268 Prologis Inc. , REIT ........................................... 1,227,334
3,983 Public Storage , REIT ........................................ 1,197,648
2,424,982
Retail — 12 .3%
21,754 CVS Health Corp. ............................................ 1,815,154
5,404 Dollar General Corp. ....................................... 1,169,371
8,448 Ross Stores Inc. ................................................ 1,047,552
3,357 The Home Depot Inc. ...................................... 1,070,514
11,808 Walmart Inc. ..................................................... 1,665,164
6,767,755
Telecommunications — 2 .1%
7,992 T-Mobile US Inc. † ............................................ 1,157,481
Transportation — 2 .1%
5,135 Union Pacific Corp. .......................................... 1,129,341
TOTAL COMMON STOCKS ....................... 53,986,122
SHORT TERM INVESTMENT — 1 .6%
Other Investment Companies — 1 .6%
886,938 Dreyfus Treasury Securities Cash
Management , 0.010% * .................................. 886,938
TOTAL INVESTMENTS — 100.0%
(Cost $ 43,685,542 ) ......................................... $ 54,873,060
* 1 day yield as of June 30, 2021.
† Non-income producing security.
REIT Real Estate Investment Trust